General Information	12 Months Ended
Dec. 31, 2018
Text block [abstract]
General Information
1.	GENERAL INFORMATION

ASE Technology Holding Co., Ltd. (the “Company”) is a corporation incorporated in Nantze Export Processing Zone under the laws of Republic of China (“R.O.C.”) starting from April 30, 2018 (date of incorporation). The Company and its subsidiaries (collectively referred to as the “Group”) offer a comprehensive range of semiconductors packaging, testing, and electronic manufacturing services (“EMS”).

The board of directors of the Company’s subsidiaries, Advanced Semiconductor Engineering, Inc. (symbol “2311”, “ASE”) and Siliconware Precision Industries Co., Ltd. (symbol “2325”, “SPIL”), approved in June 2016 to enter into and execute a joint share exchange agreement to establish the Company and the Company acquired all issued and outstanding ordinary shares of ASE and SPIL in the way of share exchange. The share exchange was conducted at an exchange ratio of 1 ordinary share of ASE for 0.5 ordinary share of the Company, and at NT$51.2 in cash per SPIL’s ordinary share. The share exchange transaction has been approved both at ASE’s and SPIL’s special shareholders’ meeting on February 12, 2018 and has been completed on April 30, 2018. As a result, ASE and SPIL became wholly-owned subsidiaries of the Company on April 30, 2018, and both of ASE’s and SPIL’s ordinary shares have been delisted while the ordinary shares of the Company were listed starting from the same date under the symbol “3711”. In addition, ASE’s ordinary shares that have been traded on the New York Stock Exchange (the “NYSE”) under the symbol “ASX” in the form of American Depositary Shares (“ADS”) starting from September 2000 were exchanged as the Company’s ADSs under the same symbol “ASX” starting from April 30, 2018.

For enhancing operational flexibility through organization restructure, the board of directors of ASE resolved in October 2018 to spin off its investment department which was responsible for managing the ordinary shares and assets of USI Inc. (“USIINC”) as well as relevant assets into a newly established company, USI Global Inc. (“USI Global”). USI Global then issued new ordinary shares to the Company as a consideration. In November 2018, the spin-off has been completed and the Company has obtained control over ASE and USI Global. In December 2018, the board of directors of the Company and USI Global further resolved to proceed with the merger which was completed in January 2019. After the merger, the Company is the surviving company while USI Global is the dissolving company. The aforementioned spin-off and merger have no material effect on the Group’s financial position and financial performance.

The ordinary shares of the Company’s subsidiary, Universal Scientific Industrial (Shanghai) Co., Ltd. (“USISH”), have been listed on the Shanghai Stock Exchange (the “SSE”) under the symbol “601231” since February 2012.

The consolidated financial statements are presented in the Company’s functional currency, New Taiwan dollar (NT$).